Others	12 Months Ended
Dec. 31, 2025
Others
Others	Others
12(1)    Capital management
The Group’s objectives of capital management are to ensure the Group’s sustainable operation and to maintain an optimal capital structure to reduce the cost of capital and provide returns for shareholders. In order to maintain or adjust to optimal capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The Group monitors capital on the basis of the gearing ratio. This ratio is calculated as total liabilities divided by total equity.
As of December 31, 2024 and 2025, the Group’s gearing ratios are as follows:

	December 31, 2024	December 31, 2025
Total liabilities	$34,158	$38,875
Total equity	$147,015	$153,095
Gearing ratio	0.23	0.25
12(2)    Financial instruments
A.Financial instruments by category

	December 31, 2024	December 31, 2025
Financial assets
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	$2,746	$—
Financial assets at amortized cost
Cash and cash equivalents	$127,121	$125,976
Current financial assets at amortized cost	36,000	36,300
Accounts receivable	7,902	7,567
Other receivables	352	358
Non-current financial assets at amortized cost	—	10,173
Guarantee deposits paid	146	193
	$171,521	$180,567

	December 31, 2024	December 31, 2025
Financial liabilities
Financial liabilities at fair value through profit or loss
Warrant liabilities	$1,793	$419
Financial liabilities at amortized cost
Other payables (including related parties)	$11,702	$12,903
Lease liabilities	$510	$683
B.Financial risk management policies
(a)The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial position and financial performance.
(b)Risk management is carried out by the Group’s finance department under policies approved by the management team. The Group’s finance department identifies, evaluates and hedges financial risks in close co-operation with the Group’s operating units.
C.Significant financial risks and degrees of financial risks
(a)Market risk
Foreign exchange risk
i.The Group operates internationally and is exposed to exchange rate risk arising from the transactions of the Company and its subsidiaries used in various functional currency, primarily with respect to the USD, JPY, RMB and EUR. Exchange rate risk arises from future commercial transactions and recognized assets and liabilities.
ii.The Group’s business involves some non-functional currency operations (the Company’s and certain subsidiaries’ functional currency: USD; other certain subsidiaries’ functional currency:
JPY, RMB and EUR). The information of and sensitivity analysis for significant financial assets and liabilities denominated in foreign currencies illustrate as follows:

	December 31, 2024
					Sensitivity analysis
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Degree of variation	Effect on profit or loss
Financial assets
Monetary items
NTD:USD	$103,569	0.0305	$3,159	$3,159	1%	$32
EUR:USD	298	1.0411	310	310	1%	3
JPY:USD	201,668	0.0064	1,291	1,291	1%	13
USD:RMB	320	7.3225	2,343	320	1%	3
Financial liabilities
Monetary items
EUR:USD	197	1.0411	205	205	1%	2
USD:JPY	100	156.22	15,622	100	1%	1

	December 31, 2025
					Sensitivity analysis
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Degree of variation	Effect on profit or loss
Financial assets
Monetary items
NTD:USD	$252,844	0.0318	$8,040	$8,040	1%	$80
EUR:USD	403	1.1740	473	473	1%	5
JPY:USD	406,761	0.0064	2,603	2,603	1%	26
USD:RMB	327	6.9907	2,286	327	1%	3
Financial liabilities
Monetary items
EUR:USD	240	1.174	282	282	1%	3
USD:JPY	98	156.52	15,339	98	1%	1
iii.The total exchange gain (loss), including realized and unrealized, arising from significant foreign exchange variation on the monetary items held by the Group for the years ended December 31, 2023, 2024 and 2025, amounted to $34, $(89) and $(265), respectively.
(b)Credit risk
i.Credit risk refers to the risk of financial loss to the Group arising from default by the clients or counterparties of financial instruments on the contract obligations. The main factor is that counterparties could not repay in full the accounts receivable based on the agreed terms and the contract cash flow of financial assets at amortized cost and at fair value through profit or loss.
ii.The Group’s credit risk was mainly arising from bank deposits, trade receivables, other financial assets and deposits. The Company adopted a policy of only dealing with creditworthy counterparties and financial institutions to mitigate the risk of financial loss from defaults. The majority of cash and cash equivalents as well as current financial assets at amortized cost and at fair value through profit or loss are held with financial institutions with a rating of ‘A’.
iii.The default occurs when the contract payments are past due over 180 days.
iv.The Group adopts following assumptions under IFRS 9 to assess whether there has been a significant increase in credit risk on that instrument since initial recognition:
If the contract payments were past due over 30 days based on the terms, there has been a significant increase in credit risk on that instrument since initial recognition.
v.The following indicators are used to determine whether the credit impairment of debt instruments has occurred:
(i)It becomes probable that the issuer will enter bankruptcy or other financial reorganisation due to their financial difficulties;
(ii)The disappearance of an active market for that financial asset because of financial difficulties;
(iii)Default or delinquency in interest or principal repayments;
(iv)Adverse changes in national or regional economic conditions that are expected to cause a default.
vi.The following indicators are used to determine whether the credit impairment of accounts receivable has occurred:
(i)It becomes probable that the issuer will enter bankruptcy or other financial reorganization due to their financial difficulties;
(ii)Default or delinquency in principal repayments.
vii.The Group classifies customers’ accounts receivable in accordance with geographic area and credit rating of customer. The Group applies the modified approach to estimate expected credit loss under the provision matrix basis.
viii.The Group wrote-off the financial assets, which cannot be reasonably expected to be recovered, after initiating recourse procedures. However, the Group will continue executing the recourse procedures to secure their rights.
ix.The Group used the territory economic forecasts to adjust historical and timely information to assess the default possibility of accounts receivable.
x.As of December 31, 2024 and 2025, the provision matrix is as follows:

December 31, 2024	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0.11%~0.32%	6.48%~30.86%	8.36%~42.53%	22.69%~97.44%	100%
Total book value	$7,535	$261	$213	$65	$94	$8,168
Loss allowance	12	49	76	35	94	266

December 31, 2025	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0%~0.20%	0.15%~15.58%	0.31%~33.48%	0.63%~100.00%	100%
Total book value	$7,124	$75	$149	$286	$114	$7,748
Loss allowance	3	6	38	20	114	181
xi.Movements in relation to the Group applying the modified approach to provide loss allowance for accounts receivable is as follows:

	2024	2025
	Accounts receivable	Accounts receivable
At January 1	$—	$266
Provision for impairment	1,373	75
Write-offs	(1,107)	(160)
At December 31	$266	$181
xii.The loss amounts of accounts receivable allowance using simplified method were de minimis, thus, the loss was not recognized as at December 31, 2023.
xiii.The Group used the territory economic forecasts to adjust historical and timely information to assess the default possibility of debt instruments. As of December 31, 2025, the Group assessed the expected credit losses of its debt instruments measured at amortized cost in accordance with IFRS 9. The assessment indicated that the credit risk of these instruments remained low and no significant increase in credit risk had occurred during the reporting periods.
(c)Liquidity risk
i.Cash flow forecasting is performed in the operating entities of the Group and aggregated by the Group’s finance department. The Group’s finance department monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs.
ii.Surplus cash held by the operating entities over and above balance required for working capital management are managed by the Group’s finance department. The Group’s finance department invests surplus cash in interest bearing current accounts and time deposits, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient head-room as determined by the above-mentioned forecasts. As at December 31, 2024 and 2025, the Group held demand deposits, time deposits and money market position of $161,992 and $159,010, respectively. The Group manages liquidity risk by ensuring that these balances are available to meet short-term cash needs. Time deposits withdrawn early receive a lower interest rate through the withdrawal date compared to the stated interest rate applicable on the nominal maturity date. However, there are no significant risk of change in value as a result of an early withdrawal for time deposits classified as cash equivalents.
iii.The table below analyses the Group’s non-derivative financial liabilities based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

Non-derivative financial liabilities: December 31, 2024	Less than 1 year	Between 1-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$—	$1,793	$—
Other payables (including related parties)	11,702	—	—
Lease liabilities (Note)	409	109	—

Non-derivative financial liabilities: December 31, 2025	Less than 1 year	Between 1-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$—	$419	$—
Other payables (including related parties)	12,903	—	—
Lease liabilities (Note)	456	240	—
Note. The amount included the interest of estimated future payments.
12(3)    Fair value information
A.The different levels that the inputs to valuation techniques are used to measure fair value of financial and non-financial instruments have been defined as follows:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date. A market is regarded as active where a market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis. The fair value of the Group’s investment in money market funds is included in Level 1.
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3: Unobservable inputs for the asset or liability.
B.Financial instruments not measured at fair value
(a)Except for those listed in the table below, the carrying amounts of the Group’s financial instruments not measured at fair value (including cash and cash equivalents, current financial assets at amortized cost, accounts receivable, other receivables (including related parties), guarantee deposits paid, other payables (including related parties) and lease liabilities) are approximate to their fair values.

	December 31, 2025
		Fair value
Financial assets:	Book value	Level 1	Level 2	Level 3
Financial assets at amortized cost
US Treasury	$10,173	$10,070	$—	$—
(b)The methods and assumptions of fair value estimate are as follows:
i.US Treasury: They are measured at quoted price in active markets.
C.The related information of financial instruments measured at fair value by level on the basis of the nature, characteristics and risks of the assets and liabilities at December 31, 2024 and 2025 are as follows:
(a)The related information of natures of the liabilities is as follows:

December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Money market funds	$2,746	$—	$—	$2,746
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$1,793	$—	$—	$1,793

December 31, 2025	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$419	$—	$—	$419
(b)The methods and assumptions the Group used to measure fair value are as follows:
i.Except those mentioned in point (ii) ~ (iii) below, the carrying amounts of the Group’s financial instruments not measured at fair value (including cash and cash equivalents, current financial assets at amortized cost, accounts receivable, other receivables (including related parties), guarantee deposits paid, other payables (including related parties) and lease liabilities) are approximate to their fair values. The fair value information of financial instruments measured at fair value is provided in Note 12(2).
ii.The instruments the Group used market quoted price as their fair values (that is, Level 1) are listed below by characteristics:

	Open-end fund	Perfect Public Warrants
Market quoted price	Net asset value	Closing price
iii.Fair value of the Perfect Public Warrants is determined based on market quotation price.
D.All Private Placement Warrants and Forward Purchase Warrants were converted into Public Warrants during 2024. As Public Warrants are valued based on quoted prices in active markets, the Company transferred their fair value classification from Level 2 to Level 1 in 2024. For the year ended December 31, 2025, there were no transfers between Level 1 and Level 2
E.For the years ended December 31, 2024 and 2025, there was no transfer into or out from Level 3.